TAXES ON INCOME (Schedule of Taxes on Income) (Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 29,947	$ 27,673	$ 28,097
Foreign	(2,570)	(41,304)	(6,685)
Taxes on income	$ 27,377	$ (13,631)	$ 21,412